ORDINARY SHARES (Details Narrative)									12 Months Ended
	Aug. 26, 2022 shares	Aug. 12, 2022 shares	Aug. 10, 2022 USD ($) shares	Aug. 04, 2022 USD ($) $ / shares	Aug. 04, 2022 HKD ($)	Aug. 04, 2022 $ / shares shares	Jul. 15, 2021 $ / shares shares	Jul. 14, 2021 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares	May 10, 2016 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized								300,000,000	300,000,000				300,000,000	300,000,000	300,000,000		50,000
Common stock, par value | (per share)							$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 1.0	$ 1.0
Stock issued during period shares new issues							15,000,000	15,000,000
Repurchased and cancelled outstanding shares												100
Cancelled ordinary shares								100				50,000
Stockholders equity reverse stock split								150,000-for-1
Common stock par value per share | $ / shares								$ 1.0
Issuance of public offering	256,099	256,099
Proceeds from Issuance Initial Public Offering				$ 20,000,000	$ 156,030,000				$ 18,014,197	$ 140,537,759
Payments for Underwriting Expense				1,985,803	15,492,241
Proceeds from Issuance or Sale of Equity				$ 18,014,197	$ 140,537,759
Common stock, shares outstanding									20,256,099				20,256,099	15,000,000	15,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of public offering			5,000,000			5,000,000
Proceeds from Issuance Initial Public Offering | $			$ 20,000,000
Underwriting Agreement [Member] | Network 1 Financial Securities Inc And Alexander Capital LP [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of public offering						5,000,000
Issuance of public offering | $ / shares				$ 4.00		$ 4.00